Loss per common share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Loss per common share
Loss per common share
All shares issuable for both periods were anti-dilutive because of the reported net loss. Basic and diluted loss per share for the three months ended March 31, 2014 and 2013, respectively, were as follows:

	Three Months Ended
	March 31 2014	March 31 2013
Loss available to stockholders	$(1,020,045)	$(860,393)

Weighted average shares outstanding - Basic and diluted	14,796,413	13,212,894
Basic and diluted loss per share	$(0.07)	$(0.07)

Anti-dilutive shares underlying stock options outstanding	1,186,325	1,095,250
Anti-dilutive convertible debentures	555,556	75,806

Loss per common share:
Basic and diluted earnings per share for the years ended December 31, 2013 and 2012, respectively, were as follows:

	2013	2012
Loss available to stockholders	$(3,449,489)	$(1,636,957)

Weighted average shares outstanding - Basic and diluted	13,385,155	13,135,071
Basic and diluted loss per share	$(0.26)	$(0.12)

Anti-dilutive shares underlying stock options outstanding	1,148,000	1,096,500
Anti-dilutive convertible debentures	555,556	75,806